7. Marketable Securities (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Marketable securities cost	$ 300,470	$ 250,237
Gross unrealized gains	11,116	5,836
Gross unrealized losses	0	(69)
Marketable securities fair value	311,586	256,004
Money Market Funds [Member]
Marketable securities cost	634	775
Gross unrealized gains	0	0
Gross unrealized losses	0	0
Marketable securities fair value	634	775
U.S. Equities [Member]
Marketable securities cost	299,836	224,415
Gross unrealized gains	11,116	5,836
Gross unrealized losses	0	0
Marketable securities fair value	310,952	230,251
International Equities [Member]
Marketable securities cost		25,047
Gross unrealized gains		0
Gross unrealized losses		(69)
Marketable securities fair value		$ 24,978